Derivative Financial Instruments - Amounts Related to Fair Value Hedges (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Income recognized from securities with terminated hedges		$ 44	$ 53
Fair Value Hedges | Interest Rate Contracts | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Net income (expense) recognized		288	266	$ 267
Fair Value Hedges | Interest Rate Contracts | Investment securities | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Amounts related to interest settlements		427	102	(48)
Recognized on derivatives		(651)	598	571
Recognized on hedged items		694	(541)	(568)
Net income (expense) recognized	[1]	470	159	(45)
Fair Value Hedges | Interest Rate Contracts | Loans and leases | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Recognized on hedged items		(3)	(3)	(5)
Fair Value Hedges | Interest Rate Contracts | Long-term debt | Net interest income
Derivative Instruments, Notional, Fair Value Assets and Liabilities[Line Items]
Amounts related to interest settlements		(192)	(64)	18
Recognized on derivatives		(136)	(840)	(136)
Recognized on hedged items		149	1,014	435
Net income (expense) recognized		$ (179)	$ 110	$ 317

[1]	Includes $44 million of income recognized for the year ended December 31, 2023, respectively, and $53 million for the year ended December 31, 2022, respectively, from securities with terminated hedges that were reclassified to HTM. The income recognized was offset by the amortization of the fair value mark.